Schedule of Investments	12 Months Ended
	Dec. 31, 2023 USD ($) shares
Schedule of Investments [Line Items]
Cost	$ 87,318,246
Fair Value	53,207,637
Net assets	52,623,533
Total Investments, at fair value 101.11% [Member]
Schedule of Investments [Line Items]
Fair Value	53,207,637
Liabilities in excess of other assets	(584,104)
Net assets	$ 52,623,533
Common Stocks at Fair Value 1.98% [Member] | Mobile Commerce [Member] | Maplebear, Inc. [Member]
Schedule of Investments [Line Items]
Shares | shares	44,181
Acquisition Date	Sep. 27, 2023	[1],[2]
Cost	$ 6,419,399	[1],[2]
Fair Value	1,036,928	[1],[2]
Common Stocks at Fair Value 1.98% [Member] | Maplebear, Inc. [Member]
Schedule of Investments [Line Items]
Cost	6,419,399
Fair Value	$ 1,036,928
Common Stocks 17.14% [Member] | Education Services [Member] | Private Investments, at fair value 89.95% [Member] | ClassDojo Inc [Member]
Schedule of Investments [Line Items]
Shares | shares	106,136	[1],[2],[3]
Acquisition Date	Nov. 19, 2021	[1],[2],[3]
Cost	$ 3,000,018	[1],[2],[3]
Fair Value	1,592,040	[1],[2],[3]
Common Stocks 17.14% [Member] | Enterprise Software [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Cost	5,609,215
Fair Value	$ 2,580,826
Common Stocks 17.14% [Member] | Enterprise Software [Member] | Automation Anywhere, Inc. [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	88,885
Acquisition Date	Dec. 30, 2021	[1],[2],[3]
Cost	$ 2,609,219	[1],[2],[3]
Fair Value	$ 480,868	[1],[2],[3]
Common Stocks 17.14% [Member] | Enterprise Software [Member] | SuperHuman Labs, Inc. [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	110,234
Acquisition Date	Jun. 25, 2021	[1],[2],[3]
Cost	$ 2,999,996	[1],[2],[3]
Fair Value	2,099,958	[1],[2],[3]
Common Stocks 17.14% [Member] | Financial Technology [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Cost	13,932,812
Fair Value	$ 4,448,670
Common Stocks 17.14% [Member] | Financial Technology [Member] | CElegans Labs, Inc. [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	90,952
Acquisition Date	Nov. 23, 2021	[1],[2],[3]
Cost	$ 2,999,977	[1],[2],[3]
Fair Value	$ 1,251,500	[1],[2],[3]
Common Stocks 17.14% [Member] | Financial Technology [Member] | Klarna Bank AB [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	3,077
Acquisition Date	Mar. 16, 2022	[1],[2],[3]
Cost	$ 4,657,660	[1],[2],[3]
Fair Value	$ 615,400	[1],[2],[3]
Common Stocks 17.14% [Member] | Financial Technology [Member] | Public Holdings, Inc. [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	55,555
Acquisition Date	Jul. 22, 2021	[1],[2],[3]
Cost	$ 999,990	[1],[2],[3]
Fair Value	$ 777,770	[1],[2],[3]
Common Stocks 17.14% [Member] | Financial Technology [Member] | Revolut Group Holdings Ltd. [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	8,200
Acquisition Date	Dec. 08, 2021	[1],[2],[3]
Cost	$ 5,275,185	[1],[2],[3]
Fair Value	$ 1,804,000	[1],[2],[3]
Common Stocks 17.14% [Member] | Social Media [Member] | Discord, Inc. [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	1,069
Acquisition Date	Mar. 01, 2022	[1],[2],[3]
Cost	$ 724,942	[1],[2],[3]
Fair Value	293,975	[1],[2],[3]
Common Stocks 17.14% [Member] | Supply Chain/Logistics [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Cost	23,786,987
Fair Value	$ 9,013,011
Common Stocks 17.14% [Member] | Supply Chain/Logistics [Member] | Flexport, Inc. [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	26,000
Acquisition Date	Mar. 29, 2022	[1],[2],[3]
Cost	$ 520,000	[1],[2],[3]
Fair Value	97,500	[1],[2],[3]
Convertible Notes 4.66% [Member] | Aviation/Aerospace [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Cost	2,000,000
Fair Value	$ 2,450,000
Convertible Notes 4.66% [Member] | Aviation/Aerospace [Member] | Boom Technology, Inc. [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Acquisition Date	Feb. 18, 2022	[2],[3],[4]
Cost	$ 2,000,000	[2],[3],[4]
Fair Value	2,450,000	[2],[3],[4]
Amount	2,000,000
Preferred Stocks 14.25% [Member] | Financial Technology [Member] | Private Investments, at fair value 89.95% [Member] | Series C Preferred Stock [Member]
Schedule of Investments [Line Items]
Cost	5,900,745
Fair Value	$ 1,744,122
Preferred Stocks 14.25% [Member] | Financial Technology [Member] | Chime Financial Inc [Member] | Private Investments, at fair value 89.95% [Member] | Series A Preferred Stock [Member]
Schedule of Investments [Line Items]
Shares | shares	60,250
Acquisition Date	Dec. 30, 2021	[1],[2],[3]
Cost	$ 5,150,748	[1],[2],[3]
Fair Value	$ 994,125	[1],[2],[3]
Preferred Stocks 14.25% [Member] | Financial Technology [Member] | Jeeves, Inc. [Member] | Private Investments, at fair value 89.95% [Member] | Series C Preferred Stock [Member]
Schedule of Investments [Line Items]
Shares | shares	176,886
Acquisition Date	Apr. 05, 2022	[1],[2],[3]
Cost	$ 749,997	[1],[2],[3]
Fair Value	749,997	[1],[2],[3]
Preferred Stocks 14.25% [Member] | Social Media [Member] | Private Investments, at fair value 89.95% [Member] | Series G Preferred Stock [Member]
Schedule of Investments [Line Items]
Cost	12,742,469
Fair Value	$ 7,504,643
Preferred Stocks 14.25% [Member] | Social Media [Member] | Discord, Inc. [Member] | Private Investments, at fair value 89.95% [Member] | Series G Preferred Stock [Member]
Schedule of Investments [Line Items]
Shares | shares	1,311
Acquisition Date	Mar. 01, 2022	[1],[2],[3]
Cost	$ 889,055	[1],[2],[3]
Fair Value	360,525	[1],[2],[3]
Preferred Stocks 14.25% [Member] | Aviation/Aerospace [Member] | Private Investments, at fair value 89.95% [Member] | Series C-1 Preferred Stock [Member]
Schedule of Investments [Line Items]
Cost	4,679,683
Fair Value	$ 5,134,796
Preferred Stocks 14.25% [Member] | Aviation/Aerospace [Member] | Axiom Space, Inc. [Member] | Private Investments, at fair value 89.95% [Member] | Series C Preferred Stock [Member]
Schedule of Investments [Line Items]
Shares | shares	8,879
Acquisition Date	Jan. 18, 2023	[1],[2],[3]
Cost	$ 1,499,929	[1],[2],[3]
Fair Value	$ 1,499,929	[1],[2],[3]
Preferred Stocks 14.25% [Member] | Aviation/Aerospace [Member] | Axiom Space, Inc. [Member] | Private Investments, at fair value 89.95% [Member] | Series C-1 Preferred Stock [Member]
Schedule of Investments [Line Items]
Shares | shares	21,517
Acquisition Date	Dec. 22, 2021	[1],[2],[3]
Cost	$ 3,179,754	[1],[2],[3]
Fair Value	$ 3,634,867	[1],[2],[3]
Preferred Stocks 14.25% [Member] | Food Products [Member] | Impossible Foods, Inc. [Member] | Private Investments, at fair value 89.95% [Member] | Series A Preferred Stock [Member]
Schedule of Investments [Line Items]
Shares | shares	52,000
Acquisition Date	Jun. 17, 2022	[1],[2],[3]
Cost	$ 1,272,986	[1],[2],[3]
Fair Value	265,200	[1],[2],[3]
Special Purpose Vehicles 53.91% [Member] | Financial Technology [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Cost	10,719,471
Fair Value	$ 3,951,815
Special Purpose Vehicles 53.91% [Member] | Financial Technology [Member] | Fund FG-RTA [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	49,075
Acquisition Date	Jan. 10, 2022	[1],[2],[3],[5]
Cost	$ 3,478,813	[1],[2],[3],[5]
Fair Value	$ 1,394,712	[1],[2],[3],[5]
Special Purpose Vehicles 53.91% [Member] | Financial Technology [Member] | Fund FG-TQY [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	1,540
Acquisition Date	Feb. 15, 2022	[1],[2],[3],[5]
Cost	$ 1,110,340	[1],[2],[3],[5]
Fair Value	$ 284,900	[1],[2],[3],[5]
Special Purpose Vehicles 53.91% [Member] | Financial Technology [Member] | G Squared Special Situations Fund, LLC [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares
Acquisition Date	Mar. 02, 2022	[1],[2],[3],[6]
Cost	$ 4,130,298	[1],[2],[3],[6]
Fair Value	$ 2,122,938	[1],[2],[3],[6]
Special Purpose Vehicles 53.91% [Member] | Financial Technology [Member] | Rhenium Bolt 2021, LLC [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares
Acquisition Date	Mar. 08, 2022	[1],[2],[3],[6],[7]
Cost	$ 2,000,020	[1],[2],[3],[6],[7]
Fair Value	149,265	[1],[2],[3],[6],[7]
Special Purpose Vehicles 53.91% [Member] | Aviation/Aerospace [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Cost	15,708,549
Fair Value	$ 19,853,596
Special Purpose Vehicles 53.91% [Member] | Aviation/Aerospace [Member] | Celadon Technology Fund VIII, LLC [Member] | Private Investments, at fair value 89.95% [Member] | Series B Preferred Stock [Member]
Schedule of Investments [Line Items]
Shares | shares	9,100
Acquisition Date	Jun. 09, 2022	[1],[2],[3],[8],[9]
Cost	$ 618,618	[1],[2],[3],[8],[9]
Fair Value	$ 882,700	[1],[2],[3],[8],[9]
Special Purpose Vehicles 53.91% [Member] | Aviation/Aerospace [Member] | DXYZ SpaceX I LLC [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	135,135
Acquisition Date	Jun. 27, 2022	[1],[2],[3],[8],[10]
Cost	$ 10,009,990	[1],[2],[3],[8],[10]
Fair Value	$ 13,108,094	[1],[2],[3],[8],[10]
Special Purpose Vehicles 53.91% [Member] | Aviation/Aerospace [Member] | MWAM VC SpaceX-II, LLC [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	42,857
Acquisition Date	Jun. 08, 2022	[1],[2],[3],[8],[11]
Cost	$ 3,419,945	[1],[2],[3],[8],[11]
Fair Value	$ 4,415,413	[1],[2],[3],[8],[11]
Special Purpose Vehicles 53.91% [Member] | Aviation/Aerospace [Member] | MW LSV Relativity Space, LLC [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	63,846
Acquisition Date	Dec. 28, 2021	[1],[2],[3],[6]
Cost	$ 1,659,996	[1],[2],[3],[6]
Fair Value	$ 1,447,389	[1],[2],[3],[6]
Special Purpose Vehicles 53.91% [Member] | Food Products [Member] | Khosla Ventures IFSPV II, LLC [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares
Acquisition Date	Nov. 04, 2021	[1],[2],[3],[6]
Cost	$ 2,098,940	[1],[2],[3],[6]
Fair Value	$ 422,185	[1],[2],[3],[6]
Special Purpose Vehicles 53.91% [Member] | Artificial Intelligence [Member] | DXYZ OAI I LLC [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	11,236
Acquisition Date	Dec. 18, 2023	[1],[2],[3],[12]
Cost	$ 2,010,008	[1],[2],[3],[12]
Fair Value	2,000,008	[1],[2],[3],[12]
Special Purpose Vehicles 53.91% [Member] | Gaming/Entertainment [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Cost	37,535,558
Fair Value	$ 28,369,222
Special Purpose Vehicles 53.91% [Member] | Gaming/Entertainment [Member] | MWLSV Epic Games-II, LLC [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	4,946
Acquisition Date	Dec. 31, 2021	[1],[2],[3],[6]
Cost	$ 6,998,590	[1],[2],[3],[6]
Fair Value	2,141,618	[1],[2],[3],[6]
Short-Term Investments 9.19% [Member] | Money Market [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Cost	4,833,833
Fair Value	$ 4,833,833
Short-Term Investments 9.19% [Member] | Money Market [Member] | First American Treasury Obligations [Member] | Private Investments, at fair value 89.95% [Member]
Schedule of Investments [Line Items]
Shares | shares	4,833,833
Acquisition Date	May 08, 2023	[13]
Cost	$ 4,833,833	[13]
Fair Value	4,833,833	[13]
United States 95.45% [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	77,385,401
Fair Value	50,788,237
United States 95.45% [Member] | UNITED KINGDOM
Schedule of Investments [Line Items]
Cost	5,275,185
Fair Value	1,804,000
United States 95.45% [Member] | SWEDEN
Schedule of Investments [Line Items]
Cost	4,657,660
Fair Value	615,400
United States 95.45% [Member] | Common Stock [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	20,273,541
Fair Value	7,630,539
United States 95.45% [Member] | Common Stock [Member] | UNITED KINGDOM
Schedule of Investments [Line Items]
Cost	5,275,185
Fair Value	1,804,000
United States 95.45% [Member] | Common Stock [Member] | SWEDEN
Schedule of Investments [Line Items]
Cost	4,657,660
Fair Value	615,400
United States 95.45% [Member] | Convertible Notes Payable [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	2,000,000
Fair Value	2,450,000
United States 95.45% [Member] | Preferred Stock [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	12,742,469
Fair Value	7,504,643
United States 95.45% [Member] | Special Purpose Vehicles [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	37,535,558
Fair Value	28,369,222
United States 95.45% [Member] | Money Market [Member] | UNITED STATES
Schedule of Investments [Line Items]
Cost	4,833,833
Fair Value	$ 4,833,833

[1]	Non-income producing security.
[2]	Restricted investments as to resale.
[3]	Level 3 securities fair valued using significant unobservable inputs.
[4]	PIK interest is included in the fair value of the investment.
[5]	Investment is a Special Purpose Vehicle that holds multiple forward agreements that represent common shares of the indicated portfolio company. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The aggregate total of the forward contracts for each SPV represents less than 5% of Fund's net assets.
[6]	The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.
[7]	Valued using net asset value as practical expedient.
[8]	The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. If applicable, the number of units presented are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure. The SPV has invested through one or more underlying SPVs.
[9]	The SPV has invested through one underlying SPV, resulting in the related economic exposure to the Fund.
[10]	The SPV has invested through five underlying SPVs, resulting in the related economic exposure to the Fund. Five of the underlying SPVs have one additional layer of SPVs, while one has two layers.
[11]	The SPV has invested through one underlying SPV, resulting in the related economic exposure to the Fund.
[12]	As of December 31, 2023, 0% of DXYZ OAI I LLC's capital was invested in OpenAI (see Note 11).
[13]	Rate disclosed is the seven-day effective yield as of December 31, 2023.